iShares Emerging Markets Infrastructure ETF
iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF Ticker: EMIF Stock Exchange: NASDAQ
Investment Objective
The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure IndexTM (the “Underlying Index”).
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other iShares funds through June 30, 2014. The contractual waiver may be terminated prior to June 30, 2014 only upon written agreement of the Trust and BFA. During the most recently completed fiscal year, the amount of such expenses incurred and fees waived rounded to 0.03%.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Fee Waiver
iShares Emerging Markets Infrastructure ETF	0.75%	none	none	0.03%	0.78%	0.03%	0.75%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Emerging Markets Infrastructure ETF	77	243	428	961

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Underlying Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in emerging markets. The Underlying Index includes three distinct infrastructure sub-sectors: energy, transportation and utilities. As of March 31, 2012, the Underlying Index was comprised of stocks of companies in the following countries: Brazil, Chilé, China, the Czech Republic, Egypt, Indonesia, Malaysia, Mexico, Russia, Turkey and South Korea. As of March 31, 2012, each of the Underlying Index’s constituents had a minimum market capitalization of $272.8 million. Components primarily include energy, industrials, infrastructure, oil and gas transportation and utilities companies, and may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. BFA will waive management fees in an amount equal to the management fees paid by the Fund indirectly as a result of its investment in other iShares funds.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, which may include large-, mid- or small-capitalization companies, to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Because all of the securities included in the Underlying Index are issued by utility, energy and transportation infrastructure companies, the Fund will be concentrated in the infrastructure industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including, without limitation, changes in energy prices, government regulations, energy conservation efforts and potential civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on the Fund and its Shareholders.

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Infrastructure Sector Risk. Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors. The stock prices of transportation companies may be affected by supply and demand for their specific product, government regulation, world events and economic conditions. The profitability of energy companies is related to worldwide energy prices, exploration, and production spending. Utilities companies face intense competition, which may have an adverse effect on their profit margins, and the rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund may invest in the securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments and their securities may be more volatile and less liquid.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market. The Fund is specifically exposed to Asian Economic Risk and Central and South American Economic Risk.

Oil and Gas Sector Risk. Companies in the oil and gas sector are affected by worldwide energy prices and exploration and production costs. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and perception.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to U.S. Economic Risk.

Risk of Investing in Brazil. Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political and economic risks. As a result, such risks may adversely affect the value of the Fund’s investments.

Risk of Investing in China. The Fund’s investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

Risk of Investing in Emerging Markets. The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country’s or region’s security may cause uncertainty in these markets and may adversely affect their economies and the Fund’s investments.

Small-Capitalization Companies Risk. The Fund may invest in the securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments and their securities may be more volatile and less liquid.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Underlying Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Underlying Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. DUE TO THE RELATIVE ILLIQUIDITY OF CERTAIN MARKETS IN WHICH THE FUND INVESTS, AND THE POSSIBILITY OF TRANSACTION COSTS INCURRED AS A RESULT OF THE NEED TO COMPLY WITH LEGAL RESTRICTIONS, BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR OTHER EQUITY INDEX EXCHANGE-TRADED FUNDS.

Transportation Sector Risk. The transportation sector may be adversely affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.
Year-by-Year Returns (Years Ended December 31)
[1]	The Fund's total return for the six months ended June 30, 2012 was 11.83%.

The best calendar quarter return during the periods shown above was 13.41% in the 3rd quarter of 2010; the worst was -24.76% in the 3rd quarter of 2011.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns		One Year	Since Fund Inception	Inception Date
iShares Emerging Markets Infrastructure ETF		(12.77%)	9.42%	Jun. 16, 2009
iShares Emerging Markets Infrastructure ETF Return After Taxes on Distributions	[1]	(13.07%)	9.16%
iShares Emerging Markets Infrastructure ETF Return After Taxes on Distributions and Sale of Fund Shares	[1]	(7.59%)	8.24%
iShares Emerging Markets Infrastructure ETF S&P Emerging Markets Infrastructure Index™ (Index returns do not reflect deductions for fees, expenses, or taxes)		(15.20%)	7.74%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.